Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of derivative financial instruments [Abstract]
Schedule of Derivative Instruments	The fair values and notional amounts of derivative instruments are set out in the following table:

	2024				2023
	Contract/ notional amount £m	Fair value		Changes in fair value used for calculating hedge ineffectiveness £m	Contract/ notional amount £m	Fair value		Changes in fair value used for calculating hedge ineffectiveness £m
		Assets £m	Liabilities £m			Assets £m	Liabilities £m
Trading and other
Exchange rate contracts	70,547	2,550	1,793		96,730	853	686
Interest rate contracts	689,874	1,554	3,425		815,557	2,183	3,006
Credit derivatives	3,614	79	99		3,595	48	65
Equity and other contracts	78	1	130		65	9	123
Total derivative assets/ liabilities - trading and other	764,113	4,184	5,447		915,947	3,093	3,880
Hedging
Interest rate
Currency swaps	43	2	–	–	35	3	–	2
Interest rate swaps	213,215	–	336	1,185	134,631	68	413	(3,098)
Designated as fair value hedges	213,258	2	336	1,185	134,666	71	413	(3,096)
Foreign exchange
Currency swaps	1,967	46	4	91	541	1	14	(14)
Interest rate
Interest rate swaps	468,726	3	–	(672)	450,568	–	–	2,221
Designated as cash flow hedges	470,693	49	4	(581)	451,109	1	14	2,207
Total derivative assets/ liabilities - hedging	683,951	51	340	604	585,775	72	427	(889)
Total recognised derivative assets/liabilities	1,448,064	4,235	5,787		1,501,722	3,165	4,307

Schedule of Amount, Timing and Uncertainty of Future Cash Flows	Details of the Group’s hedging instruments are set out below:

	Maturity
Fair value hedges	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Interest rate
Cross currency swap
Notional	–	–	–	–	43	43
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	3,354	12,749	52,764	101,148	43,200	213,215
Average fixed interest rate	4.43%	3.84%	4.12%	3.44%	2.30%
						213,258
At 31 December 2023
Interest rate
Cross currency swap
Notional	–	–	–	–	35	35
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	1,908	4,993	16,411	73,607	37,712	134,631
Average fixed interest rate	0.95%	1.44%	2.11%	3.05%	2.03%
						134,666

	Maturity
Cash flow hedges	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Foreign exchange
Currency swap
Notional	599	596	746	26	–	1,967
Average EUR/GBP exchange rate	1.17	1.16	1.19	1.16	–
Average USD/GBP exchange rate	1.27	1.29	1.29	1.24	–
Interest rate
Interest rate swap
Notional	8,601	20,637	126,308	254,931	58,249	468,726
Average fixed interest rate	4.38%	4.40%	3.87%	3.37%	3.03%
						470,693
At 31 December 2023
Foreign exchange
Currency swap
Notional	12	49	439	41	–	541
Average EUR/GBP exchange rate	–	1.14	1.14	1.10	–
Average USD/GBP exchange rate	1.25	1.27	1.24	1.20	–
Interest rate
Interest rate swap
Notional	9,148	22,496	73,979	277,180	67,765	450,568
Average fixed interest rate	4.14%	4.20%	3.89%	3.39%	2.61%
						451,109

Schedule of - the Effects of Hedge Accounting, Amounts Reclassified from Reserves to Income Statement	Note 17: Derivative financial instruments continued
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m

Fair value hedges	Assets £m	Liabilities £m	Assets £m	Liabilities £m
At 31 December 2024
Interest rate
Fixed rate mortgages[1]	124,013	–	(890)	–	(185)
Fixed rate issuance[2]	–	32,535	–	1,507	80
Fixed rate bonds[3]	29,264	–	(1,070)	–	(1,158)
At 31 December 2023
Interest rate
Fixed rate mortgages[1]	75,871	–	25	–	2,542
Fixed rate issuance[2]	–	30,852	–	1,463	(672)
Fixed rate bonds[3]	24,146	–	(331)	–	962
1Included within loans and advances to customers.
2Included within debt securities in issue at amortised cost.
3Included within financial assets at amortised cost and financial assets at fair value through other comprehensive income.

	At 31 December 2024			At 31 December 2023
	Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
		Continuing hedges £m	Discontinued hedges £m		Continuing hedges £m	Discontinued hedges £m
Cash flow hedges
Foreign exchange
Foreign currency issuance[1]	(91)	77	22	14	(11)	20
Customer deposits[2]	–	–	5	–	–	3
Interest rate
Customer loans[3]	1,006	(4,098)	(1,626)	(1,721)	(3,529)	(1,914)
Central bank balances[4]	414	(692)	(890)	(468)	(272)	(1,425)
Customer deposits[2]	(56)	2,174	72	250	2,169	23
1Included within debt securities in issue at amortised cost.
2Included within customer deposits.
3Included within loans and advances to customers.
4Included within cash and balances at central banks.
Gains and losses arising from hedge accounting are summarised as follows:

	Hedge ineffectiveness recognised in the income statement[1]
Fair value hedges	2024 £m	2023 £m
Interest rate
Fixed rate mortgages	(51)	(264)
Fixed rate issuance	(10)	(13)
Fixed rate bonds	(17)	13
1Hedge ineffectiveness is included in the income statement within net trading income.

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
Cash flow hedges			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m
At 31 December 2024
Foreign exchange
Foreign currency issuance	92	–	–	(1)
Interest rate
Customer loans	(2,880)	(61)	–	2,600
Central bank balances	(603)	(3)	–	718
Customer deposits	1,074	8	–	(1,020)
At 31 December 2023
Foreign exchange
Foreign currency issuance	(14)	–	–	5
Interest rate
Customer loans	(134)	17	–	1,663
Central bank balances	297	3	–	519
Customer deposits	576	(3)	–	(670)